Preferred Stock (Details) (USD $)	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Class of Stock Disclosures [Abstract]
Preferred Stock, Shares Authorized	10,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Outstanding	0	0	0